Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,985	$ 2,872
Less accumulated depreciation	(1,691)	(1,508)
Property, plant and equipment, net	1,294	1,364
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	367	363
Equipment and construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,618	$ 2,509